Income Taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Unused tax credits [member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,560	$ 1,560
Unused operating loss carryforwards-statutory tax [Member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	246,023	241,371
Unused operating loss carryforwards-undistributed earnings tax [Member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	283,578	261,659
Others [member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	30,364	29,897
Total [Member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 561,525	$ 534,487